Income Taxes (Details) - Schedule of taxes included in profit or loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of taxes included in profit or loss [Abstract]
Current year	$ 12,358	$ 310
Prior year	(693)	(138)
Current year	8,665
Prior year	177
Tax total	$ 20,507	$ 172